Restriction on Cash and Due From Banks	12 Months Ended
Mar. 31, 2012
Cash and Cash Equivalents [Abstract]
Restriction On Cash and Due From Banks [Text Block]

Note 2:     Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank. The reserve required at March 31, 2012, was $3,010,000 and $2,804,000 for March 31, 2011.